SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Feb. 28, 2024	Jan. 31, 2024	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Stock issued during period value, conversion convertible securities				$ 504,929	$ 624,751
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period value, conversion convertible securities			$ 140,000	$ 73,370	$ 87,179
Common shares issued in connection with debt conversion, shares			2,050,000	7,337,248	8,717,856
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period value, conversion convertible securities	$ 33,250
Common shares issued in connection with debt conversion, shares	500,000
Subscription Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of stock amount converted		$ 500,000